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                              SGI | SECURITY GLOBAL
                                    INVESTORS(SM)

March 22, 2010

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attn:    Mr. Richard Pfordte
         Ms. Kim Browning
         Mr. Sonny Oh
         Mr. Jeff Foor
         Mr. Dominic Minore

Re:      Security Equity Fund (File No. 811-01136)
         Security Large Cap Value Fund (File No. 811-00487)
         Security Mid Cap Growth Fund (File No. 811-01316)
         Security Income Fund (File No. 811-02120)
         SBL Fund (File No. 811-02753)
         Rydex Series Funds (File No. 811-07584)
         Rydex Dynamic Funds (File No. 811-09525)
         Rydex Variable Trust (File No. 811-08821)
         Rydex ETF Trust (File No. 811-21261) (each, a "Registrant" and collectively, the "Registrants")

Ladies and Gentlemen:

On behalf of the Registrants, we are transmitting for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 ("1934 Act") definitive proxy statements, forms of proxies and other soliciting materials ("Proxy Materials") relating to a Special Joint Meeting of Shareholders of each series of the Registrants (together, the "Funds"). No fees are required with this filing.

The Registrants wish to respond by this letter to comments of the U.S. Securities and Exchange Commission ("SEC") staff on the preliminary Proxy Materials filed pursuant to Rule 14a-6 under the 1934 Act on February 23, 2010 (in the case of Rydex ETF Trust) and February 24, 2010 (in the case of Security Equity Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, Security Income Fund, SBL Fund, Rydex Series Funds, Rydex Dynamic Funds and Rydex Variable Trust). Comments regarding the SBL Fund Proxy Materials were conveyed orally by Mr. Oh of the Division of Investment Management (the "Division") via a telephone conference with Julien Bourgeois and Brenden Carroll at Dechert LLP on March 5, 2010. Comments regarding the Proxy Materials filed on behalf of Rydex Series Funds, Rydex Dynamic Funds and Rydex ETF Trust were conveyed orally by Mr. Pfordte and Ms. Browning of the Division on March 9, 2010. In light of the substantial overlap between the foregoing materials and those filed on behalf of Rydex Variable Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund, Mr. Foor (for Rydex Variable Trust) and

Security Global Investors(SM) is the investment advisory arm of Security Benefit Corporation (Security Benefit). Security Global Investors consists of Security Global Investors, LLC, Security Investors, LLC and Rydex Investments. Rydex Investments is the primary businees name for PADCO Advisors, Inc. and PADCO Advisors II, Inc. Security Global Investors and Rydex Investments are affiliates and are both subsidiaries of Security Benefit.

9601 BLACKWELL ROAD, SUITE 500 | ROCKVILLE, MARYLAND 20850 |
WWW.SG-INVESTORS.COM | P800.258.4332

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Mr. Minore (for the other Registrants) informed Mr. Bourgeois that they would defer to the comments of their colleagues. Throughout this letter, capitalized terms have the same meaning as in the Proxy Materials, unless otherwise noted. A summary of the SEC staff's comments, followed by the responses of the Registrants, is set forth below:

ALL REGISTRANTS

   1. Comment: Please reference each Registrant separately in the facing sheets to the definitive Proxy Materials.

       Response: The Registrants have implemented the requested change.

   2. Comment: Please provide additional disclosure regarding a shareholder's right to revoke his or her proxy. Please provide such disclosure in (i) the Dear Shareholder Letter and (ii) the Questions and Answers Section. Please also clarify whether shareholders of the Funds may revoke proxies by the same means through which they conveyed such proxies (e.g., if a shareholder conveyed his or her proxy telephonically, may such proxy be revoked telephonically?).

       Response: The Registrants have implemented the requested change.

   3. Comment: The Proxy Materials state in various places that the Transaction should not result in material changes to the day-to-day management and operations of the Funds or any increase in fees. If applicable, please revise the Proxy Materials to provide that the Transaction will not result in material changes to the day-to-day management and operations of the Funds or any increase in fees.

       Response: As discussed with the staff, the Registrants believe the current disclosure adequately describes the Transaction, including its presently anticipated impact on the Funds, and therefore no changes have been made.

   4. Comment: Please confirm that the fees charged by each Fund's investment adviser and, if applicable, sub-adviser will not increase as a result of the Transaction. Please also confirm that the terms of the new investment advisory agreements and, if applicable, new sub-advisory agreements will be the same in all material respects as the current agreements.

       Response: The Registrants confirm the foregoing.

   5. Comment: The Proxy Materials indicate that the Boards of Directors/ Trustees (the "Boards") have been assured that there will be no material change in the nature or quality of the services provided by the Affiliated Service Providers as a result of the Transaction. If the Boards have made related findings, please confirm that they have been disclosed.

       Response: The current disclosure accurately describes each Board's considerations and findings, including the quality of services expected to be provided by the Affiliated Service Providers.

   6. Comment: In the Rydex ETF Trust Proxy Materials filed on EDGAR, certain sentences appear to omit words (see, for example, the third paragraph on page 4 of the Proxy Materials). Please correct the disclosure.

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       Response: As discussed, this is a result of the conversion of Word documents into EDGAR. Care will be taken in the definitive Proxy Materials to verify that these errors do not reoccur.

   7. Comment: In the body of the Proxy Materials, please consider whether the description of the corporate transactions should be simplified.

       Response: The Registrants have considered the disclosures and believe they adequately describe the terms of the transactions. They respectfully note that a simplified description of the transactions is available at the beginning of the Proxy Materials, for the convenience of shareholders who prefer reading a synopsis of the transactions.

   8. Comment: The Proxy Materials state that "[i]n anticipation of the Transaction, the parties have entered into an interim recapitalization transaction in which the Purchaser has made a secured loan to SBC." In your written response to the staff, please indicate whether shares or other assets have been pledged or otherwise transferred pursuant to this transaction, and whether this transaction could result in an "assignment" of the Funds' investment advisory agreements that would terminate these agreements.

       Response: The Purchaser's loan to SBC has been made in exchange for a note secured by a lien on the capital stock of Rydex Holdings, LLC, a parent of the Investment Adviser, and certain other affiliates (the "secured loan transaction"). However, it is important to note that the voting and other rights with respect to the capital stock subject to the lien have not been transferred, and the lien has not given the lien holder any authority to take part in, or influence, the management of Rydex Holdings, LLC, the Investment Adviser, or the Funds. Thus, the granting of the lien does not convey to the lien holder control or management over the Investment Adviser.

       Although Section 2(a)(4) of the Investment Company Act of 1940 ("1940 Act") defines an "assignment" to include a "hypothecation" of a controlling block of the assignor's outstanding voting securities, it does not follow that the mere act of granting a lien necessarily results in an assignment, particularly where, as here, the granting of the lien does not result in a change of control or management of the investment adviser within the meaning of Rule 2a-6 under the 1940 Act. The Registrants respectfully submit that this analysis is consistent with the analysis set forth by the SEC staff in Pilgrim America Group, Inc. (pub. Avail. Oct. 8, 1996).

   9. Comment: In connection with the Contingent Asset Management Purchase and Sale, please disclose in the Proxy Materials the entity transferring the senior unsecured note to SBC.

       Response: The Registrants have implemented the requested change.

   10. Comment: The Proxy Materials state that "the Transaction is expected to result in a `change in control'" of each Fund's investment adviser. Please revise the Proxy Materials to provide that the Transaction will result in a change in control.

       Response: The Registrants have implemented the requested change.

   11. Comment: The Proxy Materials provide that the Transaction is contingent upon the "receipt of approvals required for the assignment or replacement of investment advisory

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       contracts relating to 80% or more of the total net assets under management" by the Funds' investment advisers. Please consider whether such disclosure is consistent with the SEC's plain-English requirement.

       Response: The Registrants believe the current disclosure adequately describes the terms of the Transaction, and therefore no changes have been made.

   12. Comment: The Proxy Materials provide that if shareholders do not approve the proposal to approve each Fund's new investment advisory agreement, the Boards will evaluate other options, including, for example, interim investment advisory agreements. Please disclose whether such agreements could be with a Fund's current investment adviser.

       Response: The Registrants have implemented the requested change.

   13. Comment: The Proxy Materials state that "SecBen and the Purchaser have agreed that they will not take any action that would have the effect, directly or indirectly, of causing any requirement of the provisions of
       Section 15(f) to be violated with respect to the Transaction." The Funds' investment advisers further represented to the Boards that no unfair burden would be imposed on the respective Funds as a result of the Transaction. If the Boards made any findings in connection with such representations, please confirm that they have been disclosed. Please disclose that Section 15(f) may limit the ability of the Funds to engage in brokerage transactions with certain persons and disclose if the Funds' brokerage practices are expected to change.

       Response: The current disclosure accurately describes each Board's considerations and findings. In response to the staff comments about limits to the ability to engage in certain brokerage transactions, disclosure has been added.

   14. Comment: The Proxy Materials provide that the new investment advisory and sub-advisory agreements are substantially identical to those of the current investment advisory and sub-advisory agreements, except with respect to the dates of execution. Please remove the word
       "substantially."

       Response: The Registrants have implemented the requested change.

   15. Appendices

          a. Comment: If not already disclosed, in the Appendices please provide the name of each Registrant of which a Fund is a series.

             Response: The Registrants have implemented the requested change.

          b. Comment: If not already disclosed, in the Appendices disclosing other mutual funds with similar investment objectives of a Fund for which the Fund's adviser or sub-adviser provides advisory services, please clarify whether the Fund's adviser or sub-adviser is acting as adviser or sub-adviser to such other funds.

             Response: The Registrants have implemented the requested change.

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

          c. Comment: If not already disclosed, in the Appendices disclosing other mutual funds with similar investment objectives of a Fund for which the Fund's adviser or sub-adviser provides advisory services, please provide the amount of any advisory fee waiver or reduction for the Fund. Please also clarify the identities of the other mutual funds for which a Fund's adviser or sub-adviser provides advisory services.

             Response: The Registrants have implemented the requested change.

   16. Comment: Please include standard Tandy representation language in your transmittal letter for your upcoming filing.

       Response: Each Registrant agrees to make the following representations:

          o the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

          o the staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the SEC from taking any action with respect to the filing; and

          o the Registrant may not assert staff comments as a defense in any proceeding initiated by the SEC under the federal securities laws.

RYDEX SERIES FUNDS, RYDEX DYNAMIC FUNDS, RYDEX VARIABLE TRUST AND RYDEX ETF
TRUST

   1. Comment: With respect to the proposal to change the fundamental investment policy on borrowing money, please disclose that, if the proposal is approved, the change will increase the Funds' ability to borrow for investment purposes (i.e., leverage). Please also provide additional disclosure regarding the effects of and the risks associated with leveraging, as well as a statement regarding the Funds' current intention to use leverage and the amount of any such leverage. In addition, please disclose that, if the proposal is approved, the use of leverage by the Funds may change without further shareholder approval.

       Response: The Registrants have implemented the requested change.

SBL FUND AND RYDEX VARIABLE TRUST

   1. Comment: Please provide additional disclosure that shares of the Funds are purchased by insurance companies and their separate accounts as the underlying investment medium for owners of variable annuity contracts and variable life insurance policies and the reason for soliciting the owners of such contracts and policies. Please provide such disclosure in
       (i) the Dear Shareholder Letter, (ii) the Questions and Answers Section, and (iii) the Notice of Special Joint Meeting of Shareholders.

       Response: The Registrants have implemented the requested change.

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Please call Julien Bourgeois at Dechert LLP at 202.261.3451 with any questions or comments regarding this letter, or if he may assist you in any way.

                                  Very truly yours,

                                  /s/ Amy J. Lee
                                  ----------------------------------------------

                                  Amy J. Lee

                                  Vice President and Secretary, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, SBL Fund and Security Mid
                                  Cap Growth Fund

                                  Vice President and Assistant Secretary, Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust

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